NON-PUBLIC

13FCONP CONFIDENTIAL TREATMENT

5/8/08

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

08015204

Form 13F

Form 13F COVER PAGE

RECEIVED
MAY 07 2007
OFFICE OF THE SEC...

Report for the Calendar Year or Quarter Ended: **March 31, 2007**

Check here if Amendment [ ] : Amendment Number: ____
This Amendment (Check only one.) : [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: **Davidson Kempner Capital Management LLC**
Addres: **65 East 55th Street, 19th Floor**
New York, NY. 10022

CONFIDENTIAL TREATMENT EXPIRED

Form 13F File Number: **28-4666**

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

PROCESSED
SEP 09 2008
THOMSON REUTERS

Name: **Timothy I. Levart**
Title: **Chief Operating Officer**
Phone: **212-446-4020**

Signature, Place, and Date of Signing:

[Signature]	NY , NY [City, State]	5/4/07 [Date]

Report Type {Check only one.) :

[X] 13 F HOLDINGS REPORT. {Check here if all holdings of this reporting manager are reported in this report.}

[ ] 13F NOTICE. {Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).}

CONFIDENTIAL TREATMENT

Form 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers ____0____

Form 13 F Information Table Entry Total: ____12____

Form 13 F Information Table Value Total: ____$1,078,420____
(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name (s) and Form 13 F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

{If there are no entries in this list, state "NONE" and omit the column headings and list entries.}

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

CONFIDENTIAL TREATMENT REQUESTED
FORM 13F INFORMATION TABLE
REPORT DATE: 3/31/2007
REPORTING MANAGER: DAVIDSON KEMPNER CAPITAL MANAGEMENT LLC

Issuer	Title of Class	CUSIP	Value * $1000.00	Shares/ PRN Amount	SH/ PRN	PUT/ CALL	Investment Discretion	Other Managers	Voting Authority Sole	Shared	None
CLEAR CHANNEL COMMUNICATIONS	CS	184502102	64,967.66	1,854,100.00	SH		SOLE		1,854,100.00		
HARRAH'S ENTERTAINMENT	CS	413619107	118,032.30	1,397,659.00	SH		SOLE		1,397,659.00		
BIOMET	CS	090613100	260,117.61	6,123,296.00	SH		SOLE		6,123,296.00		
TXU CORP	CS	873168108	96,201.28	1,500,800.00	SH		SOLE		1,500,800.00		
			539,318.86								

CONFIDENTIAL TREATMENT REQUESTED UNTIL FEBRUARY 14, 2008

CONFIDENTIAL TREATMENT REQUESTED
FORM 13F INFORMATION TABLE
REPORT DATE: 3/31/2007
REPORTING MANAGER: DAVIDSON KEMPNER CAPITAL MANAGEMENT LLC

Issuer	Title of Class	CUSIP	Value * $1000.00	Shares/ PRN Amount	SH/ PRN	PUT/ CALL	Investment Discretion	Other Managers	Voting Authority Sole	Shared	None
WEBEX COMMUNICATIONS INC	CS	94767L109	12,525.15	220,203.00	SH		SOLE		220,203.00		
RINKER GROUP	CS	76687M101	8,321.04	114,300.00	SH		SOLE		114,300.00		
COMPASS BANCSHARES INC	CS	20449H109	200,645.32	2,918,902.00	SH		SOLE		2,918,902.00		
HUB INTERNATIONAL LIMITED	CS	44332P101	72,827.46	1,747,300.00	SH		SOLE		1,747,300.00		
Vulcan Materials Co	CS	929160109	11,007.36	94,500.00	SH		SOLE		94,500.00		
			305,326.33								

CONFIDENTIAL TREATMENT REQUESTED UNTIL AUGUST 14, 2007

CONFIDENTIAL TREATMENT REQUESTED
FORM 13F INFORMATION TABLE
REPORT DATE: 3/31/2007
REPORTING MANAGER: DAVIDSON KEMPNER CAPITAL MANAGEMENT LLC

Issuer	Title of Class	CUSIP	Value * $1000.00	Shares/ PRN Amount	SH/ PRN	PUT/ CALL	Investment Discretion	Other Managers	Voting Authority Sole	Shared	None
Kinder Morgan	CS	49455P101	118,786.38	1,115,889.00	SH		SOLE		1,115,889.00		
SPIRIT FINANCE CORP	CS	848568309	6,041.95	405,500.00	SH		SOLE		405,500.00		
TRIAD HOSPITALS INC	CS	89579K109	108,946.48	2,085,100.00	SH		SOLE		2,085,100.00		
			233,774.81								

CONFIDENTIAL TREATMENT REQUESTED UNTIL NOVEMBER 14, 2007

END